Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Property, Plant and Equipment, Additions	$ 8.9	$ 51.0	$ 14.5
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	6.1	20.1	(1.6)
Proceeds from disposal and sale of business interests	1.6	0.0	234.9
Accounts receivable, net		18.0
Intangible assets, net		0.1
Total assets of the disposal group classified as held for sale in the balance sheets		23.4
Accounts payable		5.6
Total liabilities of the disposal group classified as held for sale in the balance sheets		17.4
Revenues	24.2	70.9	187.3
Cost of revenues	(24.8)	(19.8)	(121.0)
Income / (loss) from discontinued operations before income tax	(0.6)	47.6	63.5
Income tax expense from discontinued operations	0.1	14.1	28.5
Net income from discontinued operations	5.4	53.6	33.4
Cash Provided by (Used in) Operating Activities, Discontinued Operations	3.2	21.3	35.0
Cash Provided by (Used in) Investing Activities, Discontinued Operations	4.9	(51.0)	233.6
Settlement of Joint Operating Agreement		(19.4)
Disposal Group, Including Discontinued Operation, Inventory		3.7
Disposal Group, Including Discontinued Operation, Other Assets, Current		0.3
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent		1.0
Disposal Group, Including Discontinued Operation, Accrued Income Tax Payable		0.3
Disposal Group, Including Discontinued Operation, Other Liabilities, Current		3.1
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent		6.3
Disposal Group, Including Discontinued Operation, Fixed-Asset Impairment	0.0	(3.5)	(2.8)
Disposal Group, Including Discontinued Operation, Asset Retirement Obligation, Revision of Estimate		22.5	27.6
Disposal Group, Including Discontinued Operation, Taxes Applicable to Subsequent Years		0.3
Disposal Group, Including Discontinued Operation, Deferred Tax Assets		(6.5)
Disposal Group, Including Discontinued Operation, Accrued Property Taxes		0.3
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent		8.3
Stuart and Killen [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Property, Plant and Equipment, Additions		51.0
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		$ (20.0)
AES Ohio Generation peakers [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax			(1.9)
Proceeds from disposal and sale of business interests			$ 234.9
Conesville [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Property, Plant and Equipment, Additions	1.8
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	4.5
Forecast [Member] | Conesville [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Property, Plant and Equipment, Additions	$ 4.0